Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified					6 Months Ended																6 Months Ended										6 Months Ended						6 Months Ended								6 Months Ended						6 Months Ended										6 Months Ended						6 Months Ended						6 Months Ended										6 Months Ended																	6 Months Ended						6 Months Ended														6 Months Ended						6 Months Ended														6 Months Ended
	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Minimum	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Maximum	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2011 Trading assets	Dec. 31, 2010 Trading assets	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2011 Trading assets Debt securities	Dec. 31, 2010 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Maximum	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2011 Trading assets Debt securities RMBS	Dec. 31, 2010 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities RMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2011 Trading assets Debt securities CMBS	Dec. 31, 2010 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Minimum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Maximum	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2011 Trading assets Equity securities	Dec. 31, 2010 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2011 Trading assets Derivative instruments	Dec. 31, 2010 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Maximum	Jun. 30, 2012 Trading assets Other.	Dec. 31, 2011 Trading assets Other.	Jun. 30, 2011 Trading assets Other.	Dec. 31, 2010 Trading assets Other.	Jun. 30, 2012 Trading assets Other. Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Other. Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Other. Price Minimum	Jun. 30, 2012 Trading assets Other. Price Maximum	Jun. 30, 2012 Trading assets Other. Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2011 Investment securities	Dec. 31, 2010 Investment securities	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2011 Other investments	Dec. 31, 2010 Other investments	Jun. 30, 2012 Other investments Private Equity	Jun. 30, 2012 Other investments Hedge funds	Jun. 30, 2012 Other investments Other equity investments	Jun. 30, 2012 Other investments Other equity investments - of which private	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2011 Other investments Life finance instruments	Dec. 31, 2010 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2011 Other investments Equity securities	Dec. 31, 2010 Other investments Equity securities	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2011 Loans	Dec. 31, 2010 Loans	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2011 Loans - of which commercial and industrial	Dec. 31, 2010 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2011 Loans - of which financial institutions	Dec. 31, 2010 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2011 Other intangible assets.	Dec. 31, 2010 Other intangible assets.	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2011 Other assets	Dec. 31, 2010 Other assets	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2010 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Maximum	Jun. 30, 2012 Assets.	Dec. 31, 2011 Assets.	Jun. 30, 2011 Assets.	Dec. 31, 2010 Assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	1,066	1,196			0	193	19,189	22,191	19,934	22,246	7,847	9,941	9,269	10,887	4,125	5,076	3,837	3,805							1,253	1,786	2,597	3,265			1,364	1,517	1,440	1,862					654	727	699	1,134			429	467	614	623			8,586	9,588	8,028	8,720	2,195	2,547	1,514	2,071			2,247	2,732	2,293	2,298			2,091	2,172	2,390	2,724							2,327	2,195	2,023	2,016						92	102	108	79	9,001	8,867	9,816	11,189	4,286	274	2,519	2,519			1,922	1,968	1,678	1,843			7,079	6,899	8,138	9,346	6,400	6,842	5,803	6,256	3,978	4,559	3,349	3,559			2,093	2,179	2,447	2,195			63	70	50	66	6,635	7,469	7,747	9,253	6,052	6,901	7,275	8,933					42,566	46,938	44,524	50,285
Unobservable input
Buyback probability (in %)																					50.00%	100.00%
Capitalization rate (in %)																																					5.00%	12.00%													6.50%	7.50%
Correlation (in %)																					(85.00%)	98.00%																																							17.10%	99.70%					(85.00%)	98.00%					22.20%	97.00%
Credit spread (in bp)																							26.0	168.0																																											52.0	184.0							3.8	8,719.0																								1,068.0	1,783.0																			0.0	3,773.0					(162.0)	1,147.3													25.0	1,599.0
EBITDA multiple																																																			3.0	12.0																																			11.3													2.4
Gap risk (in %)																					0.00%	12.00%
Internal rate of return (in %)																																					9.00%	15.00%
Life expectancy (in years)																																																																																			3.5	20.2																						1.1	21.9
Mean reversion (in %)					10.00%	18.00%
Prepayment rate (in %)																																																													56.00%	108.00%
Price (in %)																									0.00%	150.90%					0.10%	138.00%							0.10%	87.50%					0.00%	101.80%																															0.10%	90.00%							0.10%	113.00%																																																								0.00%	103.30%
Recovery rate (in %)																																																																											0.00%	75.00%
Volatility (in %)																																																													0.30%	31.30%					3.00%	125.00%